Derivatives	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Derivatives [Abstract]
Derivatives

Note 8 — Derivatives

On November 21, 2023, pursuant to the SPA (as described in Note 7 — Debt), the Company issued to each Kips Bay Select LP and Cyber One, LTD warrants to subscribe for and purchase from the Company up to 3,846,154 shares of common stock, combined 7,692,308 shares of common stock. These freestanding warrants were bifurcated and accounted for separately as derivative financial instruments. The Company used the Black-Scholes Melton pricing model to value the derivative instruments. The following table summarizes the Company’s derivative liabilities:

	June 30, 2024	December 31, 2023
Kips Bay 2023 Note – warrants	$1,387,459	$1,441,346
Cyber One 2023 Note – warrants	1,387,459	1,441,346
Total derivative liabilities	$2,774,918	$2,882,692

Because the fair value option was elected for the 2023 Convertible Notes, the initial fair value of the warrants were not presented as a discount to the face value of the 2023 Convertible Notes.

The gains and losses resulting from the mark-to-market of the bifurcated conversion options and warrants are included within “Unrealized gain on derivatives mark-to-market” in the Condensed Consolidated Statements of Operations. For the three months ended June 30, 2024 and 2023, there was a gain of $38,914 and $185,011, respectively, and for the six months ended June 30, 2024 and 2023 there was a gain of $107,774 and $185,011, respectively, on mark-to-market of the bifurcated conversion options and warrants.

Note 9 — Derivatives

The terms of the Company’s convertible debt instruments, as discussed in Note 8 — Debt, included freestanding warrants and conversion options that required to be bifurcated and accounted for separately as derivative financial instruments. The Company used the Black-Scholes Melton pricing model to value the derivative instruments. The following table summarizes the Company’s derivative liabilities as of December 31, 2023 and 2022:

	December 31, 2023			December 31, 2022
	Bifurcated Conversion Options	Warrants	Total Derivatives Liabilities	Bifurcated Conversion Options	Warrants	Total Derivatives Liabilities
Kips Bays Note	$—	$—	$—	$52,176	$—	$52,176
Alpha Carta Note 2	—	—	—	35,898	8,351	44,249
Alpha Carta Note 3	—	—	—	82,951	5,635	88,586
Kips Bay 2023 Note	N/A	1,441,346	1,441,346	—	—	—
Cyber One 2023 Note	N/A	1,441,346	1,441,346	—	—	—
Total derivative liabilities	$—	$2,882,692	$2,882,692	$171,025	$13,986	$185,011

The gains and losses resulting from the mark-to-market of the bifurcated conversion options and warrants are included within “Gain on derivatives mark-to-market” in the Consolidate Statements of Operations. For the years ended December 31, 2023 and 2022, there was a loss of $197,886 and a gain of $142,698 on mark-to-market of the bifurcated conversion options and warrants recorded in the accompanying Consolidated Statements of Operations.

For the 2023 Notes that were issued in November 2023 and outstanding as of December 31, 2023, since the fair value option was elected, no discount was recorded for the 2023 Notes. For the Amended and Restated Notes that were outstanding as of December 31, 2022, the initial fair value of the bifurcated conversion options and warrants were presented as a discount to the face value of the related convertible debt instruments. These discounts together with the stated interest on the convertible debt instruments are amortized over the life of the convertible debt instrument through periodic charges to income using the effective interest method.